Annual Total Returns - Fidelity Flex Large Cap Growth Fund [BarChart] - 07.31 Fidelity Flex Large Cap Growth Fund PRO-07 - Fidelity Flex Large Cap Growth Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Large Cap Growth Fund
Bar Chart Table:
Annual Return 2018	(0.80%)
Annual Return 2019	36.93%
Annual Return 2020	64.32%